UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2009

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total:$197,524,727

                     31-Mar-09 TITLE                      VALUE            SHARES/        INVSTMT      VOTING
Name of Issuer                OF CLAS    CUSIP           (x$1000)          PRN AMT        DSCRETN       AUTH

American Express                COM     25816109           492              36075          SOLE         SOLE
Amgen Inc                       COM     31162100           5879             118717         SOLE         SOLE
Analog Devices Inc.             COM     32654105           8262             428763         SOLE         SOLE
AT &T Inc                       COM    00206R102           600              23804          SOLE         SOLE
Bank of New York                COM     64057102           986              34888          SOLE         SOLE
Beckman Coulter Inc.            COM     75811109          11612             227635         SOLE         SOLE
Berkshire Hathaway Inc CL A     COM     84670108           520                6            SOLE         SOLE
Berkshire Hathaway Inc CL B     COM     84670207           618               219           SOLE         SOLE
Biogen Idec                     COM    09062X103          12987             247746         SOLE         SOLE
B P Amoco PLC                   COM     55622104           914              22782          SOLE         SOLE
Bristol Myers                   COM    110122108           362              16500          SOLE         SOLE
Brown Forman CL B               COM    115637209           5073             130645         SOLE         SOLE
Caterpillar                     COM    149123101           629              22500          SOLE         SOLE
Charles River Labs              COM    159864107           2974             109300         SOLE         SOLE
Chevron Texaco Corp             COM    166764100           424               6307          SOLE         SOLE
Citigroup                       COM    172967101            91              35900          SOLE         SOLE
Coca Cola Co.                   COM    191216100           908              20650          SOLE         SOLE
Coca Cola FEMSA S A DE C        COM    191241108           4636             136119         SOLE         SOLE
Colgate Palmolive               COM    194162103           1342             22750          SOLE         SOLE
Dionex Corp.                    COM    254546104           6817             144277         SOLE         SOLE
Disney Walt Co Del              COM    254687106           402              22139          SOLE         SOLE
Exxon Mobil Corp                COM    30231G102           2398             35212          SOLE         SOLE
General Electric                COM    369604103           3414             337639         SOLE         SOLE
General Mills Inc.              COM    370334104           366               7345          SOLE         SOLE
Grainger WW Inc.                COM    384802104           7576             107951         SOLE         SOLE
Grupo Televiso                  COM    40049J206           3590             263164         SOLE         SOLE
Harley Davidson                 COM    412822108           2194             163850         SOLE         SOLE
Henry Schein Inc                COM    806407102           2352             58825          SOLE         SOLE
Hershey Foods Corp              COM    427866108           7349             211480         SOLE         SOLE
Hewlett Packard                 COM    428236103           3572             111415         SOLE         SOLE
Home Depot                      COM    437076102           849              36047          SOLE         SOLE
Honeywell Intl Inc              COM    438516106           3506             125850         SOLE         SOLE
IBM                             COM    459200101           1055             10892          SOLE         SOLE
Incyte                          COM    45337C102            36              15500          SOLE         SOLE
Illinois Tool Wks               COM    452308109           1903             61700          SOLE         SOLE
Johnson & Johnson               COM    478160104          15746             299359         SOLE         SOLE
Kellogg Co                      COM    487836108           203               5550          SOLE         SOLE
McAfee                          COM    579064106           4463             133222         SOLE         SOLE
McDonalds Corp                  COM    580135101           268               4903          SOLE         SOLE
Merck & Co.                     COM    589331107           959              35840          SOLE         SOLE
Minn Mng & Mfg Co               COM    604059105           5048             101525         SOLE         SOLE
Monsanto                        COM    61166W101           897              10800          SOLE         SOLE
Morgan Stanley                  COM    617446448           268              11784          SOLE         SOLE
Nabors Industries               COM    G6359F103           1296             129750         SOLE         SOLE
Pepsico                         COM    713448108           1445             28077          SOLE         SOLE
Pfizer Inc                      COM    717081103           330              24258          SOLE         SOLE
Power Share Energy              COM    73936T615           2028             187800         SOLE         SOLE
Proctor & Gamble                COM    742718109           933              19821          SOLE         SOLE
Raytheon Company New            COM    755111507           5890             151257         SOLE         SOLE
Rockwell Automation Inc.        COM    774347108           1060             48537          SOLE         SOLE
Rockwell Collins                COM    774341101           3443             105471         SOLE         SOLE
Ross Stores Inc                 COM    778296103           684              19050          SOLE         SOLE
Sara Lee Corp.                  COM    803111103           135              16732          SOLE         SOLE
Schering Plough Corp            COM    806605101           1671             70948          SOLE         SOLE
Schlumberger Limited            COM    806857108           6504             160117         SOLE         SOLE
Southern Co                     COM    842587107           288               9400          SOLE         SOLE
State Street Corp               COM    857477103           2335             75857          SOLE         SOLE
Steinway Musical Instr          COM    858495104           452              37750          SOLE         SOLE
Stratasys Inc                   COM    862685104           2421             292750         SOLE         SOLE
Syngenta                        COM    87160A100           4276             106600         SOLE         SOLE
Teradyne Inc                    COM    880770102           520              118670         SOLE         SOLE
Teva Pharmaceutical             COM    881624209           8899             197544         SOLE         SOLE
Tiffany & Co.                   COM    886547108           9586             444601         SOLE         SOLE
VCA Antech Inc                  COM    918194101           6877             304975         SOLE         SOLE
Walgreens                       COM    931422109           202               7800          SOLE         SOLE
World Energy Solutions          COM    98145W208            3               10119          SOLE         SOLE
Williams Sonoma                 COM    969904101           1062             105350         SOLE         SOLE
WPP Group PLC                   COM    929309300           376              13436          SOLE         SOLE
Wyeth Labs                      COM    983024100           269               6260          SOLE         SOLE








































































































































































































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